Vanguard Long-Term Bond ETF
Summary Prospectus

April 26, 2011

Exchange-traded fund shares that are not individually redeemable and are listed on NYSE Arca

Vanguard Long-Term Bond Index Fund ETF Shares (BLV)

The Fund’s statutory Prospectus and Statement of Additional Information dated
April 26, 2011, are incorporated into and made part of this Summary Prospectus by reference.

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at
www.vanguard.com/prospectus. You can also get this information at no cost by calling 866-499-8473 or by sending an e-mail request to
online@vanguard.com.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective
Vanguard Long-Term Bond Index Fund seeks to track the performance of a market-
weighted bond index with a long-term dollar-weighted average maturity.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold
ETF Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Transaction Fee on Purchases and Sales	None through Vanguard
(Broker fees vary)
Transaction Fee on Reinvested Dividends	None through Vanguard
(Broker fees vary)

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.07%
12b-1 Distribution Fee	None
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.11%

Example

The following example is intended to help you compare the cost of investing in Long-
Term Bond ETF with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in Long-Term
Bond ETF. This example assumes that Long-Term Bond ETF Shares provide a return of
5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$11	$35	$62	$141

This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 54%.

Primary Investment Strategies
The Fund employs a “passive management”—or indexing—investment approach designed to track the performance of the Barclays Capital U.S. Long Government/Credit
Float Adjusted Index. This Index includes all medium and larger issues of U.S.
government, investment-grade corporate, and investment-grade international dollar-
denominated bonds that have maturities of greater than 10 years and are publicly issued.

The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Index in terms of key risk factors and other characteristics. All of the Fund’s investments will be selected through the sampling process, and at least 80% of the Fund’s assets will be invested in bonds held in the
Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which generally ranges between 15 and 30 years.

Primary Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund’s performance could be hurt by:

• Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Income risk is generally low for long-term bond funds.

• Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it purchases only bonds that are of investment-grade quality.

• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund should be low.

Because ETF Shares are traded on an exchange, they are subject to additional risks:

• Long-Term Bond ETF Shares are listed for trading on NYSE Arca and can be bought and sold on the secondary market at market prices. Although it is expected that the market price of a Long-Term Bond ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV vary significantly.
Thus, you may pay more or less than NAV when you buy Long-Term Bond ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.

• Although Long-Term Bond ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.

• Trading of Long-Term Bond ETF Shares on NYSE Arca may be halted by the activation of individual or marketwide “circuit breakers” (which halt trading for a specified period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of Long-Term Bond ETF may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2)
exchange officials deem such action is appropriate in the interest of a fair and orderly market or to protect investors.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s ETF
Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the
Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at
vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Long-Term Bond Index Fund ETF Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 13.09% (quarter ended December 31, 2008), and the lowest return for a quarter was –6.21% (quarter ended March 31, 2009).

Average Annual Total Returns for Periods Ended December 31, 2010
		Since
		Inception
		(Apr. 3,
	1 Year	2007)
Vanguard Long-Term Bond Index Fund ETF Shares
Based on NAV
Return Before Taxes	10.36%	7.07%
Return After Taxes on Distributions	8.30	5.11
Return After Taxes on Distributions and Sale of Fund Shares	6.85	4.90
Based on Market Price
Return Before Taxes	10.52	7.15
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
Spliced Barclays Capital U.S. Long Gov/Credit Float Adjusted Index	10.16%	6.94%
Barclays Capital U.S. Long Gov/Credit Float Adjusted Index	10.16	—
Barclays Capital U.S. Long Gov/Credit Bond Index	10.16	6.94

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After
Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc.

Portfolio Managers

Gregory Davis, CFA, Principal of Vanguard and head of Vanguard’s Bond Index Group. He has co-managed the Fund since 2008.

Gerald Hwang, CFA, Portfolio Manager. He has co-managed the Fund since 2010.

Purchase and Sale of Fund Shares
You can buy and sell ETF Shares of the Fund through a brokerage firm. The firm may charge you a commission to execute the transaction. Unless imposed by your brokerage firm, there is no minimum dollar amount you must invest and no minimum number of shares you must buy. The price you pay or receive for ETF Shares will be the prevailing market price, which may be more or less than the NAV of the shares.

ETF Shares of the Fund cannot be purchased or redeemed directly with the Fund, except by certain authorized broker-dealers. These broker-dealers may purchase and redeem ETF Shares only in large blocks (Creation Units) worth several million dollars, and only in exchange for baskets of securities rather than cash. For this Fund, the number of ETF Shares in a Creation Unit is 100,000.

Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. A sale of
ETF Shares is a taxable event, which means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return. Dividend and capital gain distributions that you receive, as well as your gains or losses from any sale of ETF Shares, may also be subject to state and local income taxes.

Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of
Fund shares.

Vanguard Long-Term Bond Index Fund ETF Shares—Fund Number 927

CFA® is a trademark owned by CFA Institute. Vanguard Long-Term Bond ETF is not sponsored, endorsed, sold, or promoted by
Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of Vanguard Long-
Term Bond ETF or any member of the public regarding the advisability of investing in securities generally or in Vanguard Long-
Term Bond ETF particularly or the ability of the Barclays Capital Index to track general bond market performance. Barclays
Capital hereby expressly disclaims all warranties of merchantability and fitness for a particular purpose with respect to the
Barclays Capital Index and any data included therein. Barclays Capital’s only relationship to Vanguard and Vanguard Long-
Term Bond ETF is the licensing of the Barclays Capital Index which is determined, composed, and calculated by Barclays
Capital without regard to Vanguard or Vanguard Long-Term Bond ETF. Barclays Capital is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of Vanguard Long-Term Bond ETF to be issued.
Source of index data: Barclays Capital Global Family of Indices. Copyright 2011, Barclays Capital. All rights reserved.

© 2011 The Vanguard Group, Inc. All rights reserved.
U.S. Pat. No. 6,879,964 B2, 7,337,138
Vanguard Marketing Corporation, Distributor.
SP 927 042011